Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
		Jun. 28, 2022	Feb. 23, 2022	Feb. 18, 2022	Oct. 20, 2020	May 22, 2018	Jul. 25, 2017	Oct. 28, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 03, 2022	Oct. 03, 2022	Sep. 21, 2021	Dec. 31, 2019	Oct. 28, 2011
Capital structure [line items]
Ordinary shares issued												2,000,000
Exercise stock option							$ 64,400
Voting right description									At December 31, 2022, we had 45,675,968 ordinary shares outstanding of which 6,067,096 had a double voting right	At December 31, 2021, we had 45,484,310 ordinary shares outstanding of which 5,601,472 had a double voting right.	At December 31, 2020, we had 42,780,186 ordinary shares outstanding of which 6,067,389 had a double voting right.
Number of shares ordinary outstanding									45,675,968	45,484,310	42,780,186				42,465,669
Number of shares ordinary having double voting right									6,067,096	5,601,472	6,067,389
Par value per share									$ 0.05	$ 0.05	$ 0.05
Shares to underwriters							$ 20,000
Equity value									$ 117,968	$ 221,293
Transaction costs										$ 2,316
BSA [member]
Capital structure [line items]
Ordinary shares issued								1,470,836								12,195,113
Number of employee warrants exercisable										19,702
Share premium [member]
Capital structure [line items]
Transaction costs									$ 570	$ 2,316
Increase (decrease) through transfer between retained earnings into share premium		$ 362,900
Hold Two Years [member]
Capital structure [line items]
Voting right description									After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
Calyxt Inc [member]
Capital structure [line items]
Ordinary shares issued			3,880,000		3,750,000	4,057,500	8,050,000						15,661,000
Exercise stock option						$ 57,000
Underwriting discounts and commissions						3,200
Equity interests									6.60%	4.60%	2.70%
Compensation expense									$ 4,100	$ 1,600	$ 6,700
Par value per share					$ 15		$ 8
Non-controlling shareholders interest									50.90%
Offering expense						$ 700
Transaction costs	[1]								$ 212
Calyxt Inc [member] | ATM financing program [member]
Capital structure [line items]
Ordinary shares issued										1,400,000
Cellectis [member] | Calyxt Inc [member]
Capital structure [line items]
Purchase of common shares					1,250,000	550,000
Equity value					$ 5,000
Purchase of common stock, value					$ 14,000	$ 57,000
BSA [member]
Capital structure [line items]
Exercise stock option								$ 16,400
Calyxt Inc. [member]
Capital structure [line items]
Equity interests									49.10%
Par value per share					$ 4
Calyxt Inc. [member] | ATM financing program [member]
Capital structure [line items]
Common Stock Shares Subscriptions														$ 50,000
Agrregate proceeds from issuance of common stock net of commissions and other share issuance costs										$ 3,900
Calyxt Inc. [member] | ATM financing program [member] | Event After Reporting Period [Member]
Capital structure [line items]
AdditionalProceedsFromIssueOfOrdinarySharesInEarlyPeriodUponSettlementOfTransactions				$ 200
Calyxt Inc. [member] | Calyxt Inc [member]
Capital structure [line items]
Agrregate proceeds from issuance of common stock net of commissions and other share issuance costs										15,000
Calyxt Inc. [member] | Cellectis [member]
Capital structure [line items]
Purchase of common stock, value						$ 8,300
Capital evolution 2020 [member]
Capital structure [line items]
Exercise stock option										$ 163,134
Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of employee warrants exercisable										291,053
Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Exercise stock option										$ 5,197,970
Capital evolution 2021 [Member]
Capital structure [line items]
Ordinary shares issued									2,415,630	20,464
Exercise of share warrants, employee warrants and stock options | shares									256,494
Transaction costs									$ 2,300
Capital evolution 2022 [Member] | Share premium [member]
Capital structure [line items]
Increase (decrease) through transfer between retained earnings into share premium		$ 359,100
Offering [Member] | Calyxt Inc [member]
Capital structure [line items]
Ordinary shares issued			3,880,000
Free Shares [member] | Capital evolution 2020 [member]
Capital structure [line items]
Ordinary shares issued										291,053
Free Shares [member] | Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of shares converted										3,000
Free Shares [member] | Capital evolution 2020 [member] | BSA [member]
Capital structure [line items]
Number of shares converted										3,000
Free Shares [member] | Capital evolution 2021 [Member] | BSA [member]
Capital structure [line items]
Number of shares converted									32,000
Free Shares [member] | Capital evolution 2021 [Member] | BSA [member]
Capital structure [line items]
Number of shares converted									32,000
Free Shares [member] | Capital evolution 2022 [Member]
Capital structure [line items]
Number of shares converted									191,658
Common Stock [Member] | Capital evolution 2022 [Member]
Capital structure [line items]
Number of shares converted									191,658
Pre Funded Warrants [Member] | Offering [Member] | Calyxt Inc [member]
Capital structure [line items]
Number of common stock into which the class of warrant or right may be converted			3,880,000
Class of warrant or right aggregate offering price			$ 1.41
Exercise price per share or per unit of warrants or rights outstanding			$ 0.0001
Common Warrants [Member] | Offering [Member] | Calyxt Inc [member]
Capital structure [line items]
Number of common stock into which the class of warrant or right may be converted			7,760,000
Class of warrant or right aggregate offering price			$ 1.4099
Exercise price per share or per unit of warrants or rights outstanding			$ 1.41
Expiration date of outstanding warrant and right			Aug. 23, 2027

[1]	During the full year ended December 31, 2022, 2,006,108 shares were issued through Calyxt’s At-The-Market (“ATM”) financing program with a net proceed of $0.1 million, including $0.2 million of issuance costs related to the Calyxt ATM financing program were recorded as a reduction of share premium.